UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Specialized High Income
Central Investment Portfolio

January 31, 2006

1.824030.100

SHIJAN-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 97.3%
	Principal Amount	Value
Aerospace - 3.3%
L-3 Communications Corp.:
5.875% 1/15/15	$ 2,000,000	$ 1,930,000
6.375% 10/15/15	3,000,000	2,985,000
7.625% 6/15/12	1,000,000	1,045,000
Orbital Sciences Corp. 9% 7/15/11	1,000,000	1,065,000
		7,025,000
Air Transportation - 1.0%
American Airlines, Inc. pass thru trust certificates 6.817% 5/23/11	1,575,000	1,523,813
Continental Airlines, Inc. pass thru trust certificates 9.798% 4/1/21	478,562	482,151
		2,005,964
Automotive - 8.9%
Ford Motor Co. 7.45% 7/16/31	1,905,000	1,404,938
Ford Motor Credit Co.:
6.625% 6/16/08	3,740,000	3,519,288
7% 10/1/13	2,280,000	2,065,270
7.25% 10/25/11	785,000	720,207
7.26% 11/2/07 (b)	1,265,000	1,239,670
General Motors Acceptance Corp.:
5.125% 5/9/08	1,305,000	1,221,462
5.5% 1/16/07 (b)	1,145,000	1,117,738
5.625% 5/15/09	850,000	796,396
6.125% 9/15/06	240,000	237,455
6.125% 2/1/07	835,000	820,476
6.75% 12/1/14	575,000	544,813
6.875% 9/15/11	1,130,000	1,079,150
8% 11/1/31	3,840,000	3,897,600
		18,664,463
Building Materials - 1.0%
Anixter International, Inc. 5.95% 3/1/15	2,215,000	2,026,725
Cable TV - 4.2%
EchoStar DBS Corp.:
5.75% 10/1/08	8,500,000	8,372,493
7.125% 2/1/16 (a)	400,000	394,520
		8,767,013
Capital Goods - 1.6%
Leucadia National Corp. 7% 8/15/13	3,340,000	3,323,300
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - 3.6%
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	$ 720,000	$ 757,800
10.125% 9/1/08	2,155,000	2,346,256
Millennium America, Inc. 9.25% 6/15/08	1,000,000	1,075,000
NOVA Chemicals Corp.:
7.4% 4/1/09	2,745,000	2,799,900
7.5469% 11/15/13 (a)(b)	450,000	455,625
Westlake Chemical Corp. 6.625% 1/15/16	115,000	115,000
		7,549,581
Consumer Products - 1.2%
IKON Office Solutions, Inc. 7.75% 9/15/15 (a)	2,420,000	2,438,150
Electric Utilities - 7.6%
AES Gener SA 7.5% 3/25/14	4,000,000	4,080,000
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	2,405,000	2,489,175
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	3,580,000	3,812,700
Nevada Power Co. 5.95% 3/15/16 (a)	200,000	201,000
TECO Energy, Inc. 6.25% 5/1/10 (b)	2,000,000	2,040,000
TXU Corp. 6.5% 11/15/24	3,500,000	3,255,000
		15,877,875
Energy - 8.8%
Chesapeake Energy Corp.:
6.5% 8/15/17	2,080,000	2,069,600
6.5% 8/15/17 (a)	240,000	238,800
6.875% 1/15/16	3,000,000	3,041,250
7.5% 6/15/14	1,000,000	1,060,000
7.75% 1/15/15	2,000,000	2,120,000
Kerr-McGee Corp. 6.95% 7/1/24	2,700,000	2,841,750
Newfield Exploration Co. 6.625% 9/1/14	2,000,000	2,065,000
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.25% 9/15/15	1,500,000	1,488,750
Pogo Producing Co. 6.875% 10/1/17 (a)	2,800,000	2,793,000
Tesoro Corp.:
6.25% 11/1/12 (a)	400,000	402,000
6.625% 11/1/15 (a)	400,000	402,000
		18,522,150
Environmental - 0.7%
Allied Waste North America, Inc.:
5.75% 2/15/11	1,350,000	1,289,250
8.5% 12/1/08	45,000	47,363
Nonconvertible Bonds - continued
	Principal Amount	Value
Environmental - continued
Allied Waste North America, Inc.: - continued
8.875% 4/1/08	$ 35,000	$ 36,925
Browning-Ferris Industries, Inc. 6.375% 1/15/08	10,000	9,875
		1,383,413
Food and Drug Retail - 0.1%
Stater Brothers Holdings, Inc. 7.9913% 6/15/10 (b)	245,000	248,063
Food/Beverage/Tobacco - 1.5%
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10 (a)	3,000,000	3,000,000
7.3% 7/15/15 (a)	205,000	208,588
		3,208,588
Gaming - 10.5%
Chukchansi Economic Development Authority:
7.9662% 11/15/12 (a)(b)	150,000	153,375
8% 11/15/13 (a)	335,000	345,050
Mandalay Resort Group 9.375% 2/15/10	2,000,000	2,195,000
MGM MIRAGE:
6% 10/1/09	6,000,000	5,955,000
6.625% 7/15/15	1,000,000	1,005,000
6.75% 9/1/12	1,000,000	1,017,500
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	500,000	495,625
6.375% 7/15/09	5,000,000	5,031,250
7.125% 8/15/14	1,000,000	1,027,500
8% 4/1/12	1,000,000	1,053,750
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (a)	500,000	506,250
7.25% 5/1/12	1,000,000	1,012,500
Station Casinos, Inc. 6.875% 3/1/16	2,165,000	2,192,063
		21,989,863
Healthcare - 3.8%
Mylan Laboratories, Inc. 6.375% 8/15/15	2,000,000	2,020,000
Omega Healthcare Investors, Inc.:
7% 4/1/14	1,000,000	1,015,000
7% 4/1/14 (a)	400,000	406,000
7% 1/15/16 (a)	670,000	673,350
Senior Housing Properties Trust 8.625% 1/15/12	1,725,000	1,893,188
Service Corp. International (SCI):
6.75% 4/1/16	420,000	413,700
7% 6/15/17 (a)	425,000	429,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16 (a)	$ 800,000	$ 796,000
6.625% 10/15/14	345,000	350,175
		7,996,663
Homebuilding/Real Estate - 6.7%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	3,000,000	3,037,500
8.125% 6/1/12	2,000,000	2,080,000
K. Hovnanian Enterprises, Inc. 6% 1/15/10	1,000,000	967,500
KB Home 7.75% 2/1/10	4,500,000	4,635,000
Standard Pacific Corp. 5.125% 4/1/09	135,000	127,913
WCI Communities, Inc. 6.625% 3/15/15	3,500,000	3,115,000
		13,962,913
Hotels - 2.2%
Grupo Posadas SA de CV 8.75% 10/4/11 (a)	3,000,000	3,105,000
Host Marriott LP 7.125% 11/1/13	1,530,000	1,581,638
		4,686,638
Insurance - 2.7%
Crum & Forster Holdings Corp. 10.375% 6/15/13	1,995,000	2,104,725
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	700,000	658,000
UnumProvident Corp. 7.375% 6/15/32	2,265,000	2,384,332
UnumProvident Finance Co. PLC 6.85% 11/15/15 (a)	570,000	595,650
		5,742,707
Metals/Mining - 4.2%
Arch Western Finance LLC 6.75% 7/1/13	3,000,000	3,045,000
Century Aluminum Co. 7.5% 8/15/14	2,210,000	2,265,250
Massey Energy Co. 6.875% 12/15/13 (a)	600,000	607,500
Vedanta Resources PLC 6.625% 2/22/10 (a)	3,000,000	2,932,500
		8,850,250
Paper - 2.2%
Catalyst Paper Corp. 8.625% 6/15/11	2,000,000	1,920,000
Georgia-Pacific Corp.:
8% 1/15/24	1,920,000	1,862,400
8.125% 5/15/11	115,000	117,444
8.875% 5/15/31	610,000	625,250
		4,525,094
Publishing/Printing - 0.9%
The Reader's Digest Association, Inc. 6.5% 3/1/11	2,000,000	1,980,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - 1.5%
Corrections Corp. of America:
6.25% 3/15/13	$ 435,000	$ 428,475
6.75% 1/31/14	320,000	322,400
7.5% 5/1/11	285,000	293,550
FTI Consulting, Inc. 7.625% 6/15/13 (a)	2,125,000	2,199,375
		3,243,800
Shipping - 2.0%
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	2,070,000	2,059,650
8.25% 3/15/13	1,000,000	1,065,000
Teekay Shipping Corp. 8.875% 7/15/11	1,000,000	1,122,500
		4,247,150
Steels - 0.5%
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	1,000,000	1,105,000
Super Retail - 1.7%
GSC Holdings Corp./Gamestop, Inc.:
8% 10/1/12 (a)	2,135,000	2,086,963
8.405% 10/1/11 (a)(b)	1,370,000	1,383,700
		3,470,663
Technology - 9.5%
Freescale Semiconductor, Inc.:
6.875% 7/15/11	5,000,000	5,225,000
7.125% 7/15/14	1,000,000	1,057,500
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 7.7413% 12/15/11 (b)	1,300,000	1,306,500
Sanmina-SCI Corp. 10.375% 1/15/10	1,500,000	1,638,750
STATS ChipPAC Ltd. 7.5% 7/19/10	4,000,000	4,060,000
Xerox Capital Trust I 8% 2/1/27	5,000,000	5,150,000
Xerox Corp.:
7.625% 6/15/13	1,000,000	1,062,500
9.75% 1/15/09	435,000	480,675
		19,980,925
Telecommunications - 4.8%
Mobile Telesystems Finance SA 8% 1/28/12 (a)	1,540,000	1,586,970
Qwest Corp.:
7.7413% 6/15/13 (a)(b)	1,000,000	1,077,500
8.875% 3/15/12	400,000	443,000
Rogers Communications, Inc.:
7.25% 12/15/12	4,000,000	4,220,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Rogers Communications, Inc.: - continued
9.625% 5/1/11	$ 2,000,000	$ 2,305,000
U.S. West Communications 7.5% 6/15/23	500,000	491,250
		10,123,720
Textiles & Apparel - 0.6%
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	1,215,000	1,251,450
TOTAL NONCONVERTIBLE BONDS (Cost $204,614,496)		204,197,121
Cash Equivalents - 2.9%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.41%, dated 1/31/06 due 2/1/06) (Cost $6,058,000)	$ 6,058,742	6,058,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $210,672,496)		210,255,121
NET OTHER ASSETS - (0.2)%		(492,447)
NET ASSETS - 100%		$ 209,762,674
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $29,418,116 or 14.0% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $210,602,282. Net unrealized depreciation aggregated $347,161, of which $1,255,638 related to appreciated investment securities and $1,602,799 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 27, 2006